Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events [Text Block]
25)	Subsequent events

At The Market Equity Offering Program (ATM Program)

On January 8, 2026, the Company announced the establishment of an at-the-market equity offering program (the "ATM Program") pursuant to which the Company may issue and sell common shares having aggregate gross proceeds of up to $60,000 from time to time on The Nasdaq Stock Market.

As of March 27, 2026, the Company has issued 13,631 common shares under the ATM Program, generating net proceeds of $19,510 for an average price of $1.48 per share.

Renegotiation of Promissory Note with ARG

On January 12, 2026, the Company extended its promissory note with ARG International AG in principal amount of $6,000 until February 2027 under the same terms announced in our August 11, 2025 press release plus an extension fee of 1%.

Storion Investment

During the first quarter of 2026, Storion raised $10,000 via the issuance of approximately 6,100 preferred units.  As a result of the capital raise, Largo’s ownership and percentage interest of Storion declined from 50% to approximately 37.4%. Additionally, the Company reduced its board representation to one nominee from two nominees.

Impact post the 50% US Tariff Relieve

Certain U.S. tariff measures imposed on imports from Brazil took effect on August 6, 2025, pursuant to Executive Order 14323 of July 30, 2025, which increased duties on covered Brazilian goods and, in many cases, brought the total tariff to 50% when combined with the previously announced reciprocal tariff framework. Those tariff measures were subsequently ended on February 20, 2026 through Executive Order 14389, published in the Federal Register on February 25, 2026. Following the removal of these tariff measures, Largo sold in March 2026 the high-purity vanadium inventory it had accumulated since 2025 in bonded warehouses in Baltimore and has restarted its high-purity vanadium production, which had been temporarily halted due to the unfavorable tariff environment in the last quarter of 2025.